Thornburg Investment Management

SUPPLEMENT DATED JANUARY 9, 2009 TO THORNBURG FUNDS PROSPECTUS DATED FEBRUARY 1, 2008, THORNBURG FUNDS INSTITUTIONAL CLASS SHARES PROSPECTUS DATED FEBRUARY 1, 2008, AS REVISED JULY 22, 2008, AND THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS DATED FEBRUARY 1, 2008

Effective January 16, 2009, Brad Kinkelaar, one of the co-portfolio managers of Thornburg Investment Income Builder Fund, will be retiring from Thornburg Investment Management, Inc. and will, therefore, no longer serve as a co-portfolio manager of the Fund. Brian McMahon (chief investment officer of Thornburg Investment Management, Inc.) and Jason Brady (a chartered financial analyst and managing director of Thornburg Investment Management, Inc.) continue to serve as co-portfolio managers for the Fund.


Thornburg Investment Management

SUPPLEMENT DATED JANUARY 9, 2009 TO THORNBURG FUNDS STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2008, AS REVISED SEPTEMBER 10, 2008, THORNBURG FUNDS INSTITUTIONAL CLASS SHARES STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2008, AS REVISED SEPTEMBER 10, 2008, AND THORNBURG FUNDS RETIREMENT PLAN SHARES STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2008, AS REVISED SEPTEMBER 10, 2008.

Effective January 16, 2009, Brad Kinkelaar, one of the co-portfolio managers for Thornburg Investment Income Builder Fund, will be retiring from Thornburg Investment Management, Inc. and will, therefore, no longer serve as a co-portfolio manager of the Fund. Brian McMahon (chief investment officer of Thornburg Investment Management, Inc.) and Jason Brady (a chartered financial analyst and managing director of Thornburg Investment Management, Inc.) continue to serve as co-portfolio managers for the Fund.